Shareholder Report	12 Months Ended
Aug. 31, 2024 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Fidelity Income Fund
Entity Central Index Key	0000751199
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2024
Fidelity Advisor Government Income Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Government Income Fund
Class Name	Fidelity Advisor® Government Income Fund Class C
Trading Symbol	FVICX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Government Income Fund for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 158	1.54%

Expenses Paid, Amount	$ 158
Expense Ratio, Percent	1.54%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a strong advance for the 12 months ending August 31, 2024, helped by a late-period gain, as the bond market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, which are expected to start in September. The full 12-month period was marked by high volatility.
•Against this backdrop, the fund's positioning in mortgage-backed securities contributed to the fund's performance versus the Bloomberg 75% US Government/25% US Mortgage-Backed Securities Blended Index for the fiscal year.
•Specifically, an overweight in GNMAs with coupons 2% and lower, and in those with coupons 5.5% and higher, helped relative performance the past 12 months.
•Larger-than-index exposure to lower-coupon 15- and 20-year Fannie Mae/Freddie Mac mortgage securities also contributed.
•An overweight in short-duration government agency commercial mortgage-backed securities also lifted
•In contrast, exposure to cash flows based on the Secured Overnight Financing Rate detracted versus the index the past 12 months. An underweight in agency debentures also hurt.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE August 31, 2014 through August 31, 2024. Initial investment of $10,000. Class C $10,000 $10,088 $10,403 $10,247 $9,977 $10,798 $11,312 $11,016 $9,719 $9,440 $10,017 Bloomberg 75% U.S. Government/25% U.S. Mortgage-Backed Securities Blended Index $10,000 $10,237 $10,723 $10,676 $10,542 $11,543 $12,274 $12,083 $10,820 $10,602 $11,280 Bloomberg U.S. Government Bond Index $10,000 $10,227 $10,739 $10,649 $10,489 $11,570 $12,371 $12,121 $10,825 $10,608 $11,248 Bloomberg U.S. Aggregate Bond Index $10,000 $10,156 $10,761 $10,814 $10,701 $11,789 $12,553 $12,542 $11,098 $10,965 $11,765 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class C (incl. contingent deferred sales charge) 4.23% -1.79% 0.02% Class C 5.23% -1.79% 0.02% Bloomberg 75% U.S. Government/25% U.S. Mortgage-Backed Securities Blended Index 6.40% -0.46% 1.21% Bloomberg U.S. Government Bond Index 6.03% -0.56% 1.18% Bloomberg U.S. Aggregate Bond Index 7.30% -0.04% 1.64% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,324,957,949
Holdings Count | shares	2,073
Advisory Fees Paid, Amount	$ 8,233,532
Investment Company Portfolio Turnover	393.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2024)
KEY FACTS
Fund Size	$2,324,957,949
Number of Holdings	2,073
Total Advisory Fee	$8,233,532
Portfolio Turnover	393%

Holdings [Text Block]	COUPON DISTRIBUTION (% of Fund's net assets) Zero coupon bonds 0.0 0.01 - 0.99% 0.0 1 - 1.99% 7.0 2 - 2.99% 32.8 3 - 3.99% 22.8 4 - 4.99% 18.6 5 - 5.99% 4.9 6 - 6.99% 3.2 7 - 7.99% 0.0 8 - 8.99% 0.0 U.S. Treasury Obligations 43.0 CMOs and Other Mortgage Related Securities 23.3 U.S. Government Agency - Mortgage Securities 22.4 U.S. Government Agency Obligations 0.6 Short-Term Investments and Net Other Assets (Liabilities) 10.7 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 26.9 US Treasury Bonds 16.1 Fannie Mae Mortgage pass-thru certificates 14.9 Freddie Mac Multiclass Mortgage participation certificates 14.6 Freddie Mac Gold Pool 9.3 Fannie Mae Guaranteed REMICS 5.4 Ginnie Mae II Pool 3.5 Ginnie Mae I Pool 1.4 Ginnie Mae REMIC pass-thru certificates 1.1 Freddie Mac Non Gold Pool 0.8 94.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractural management fee was reduced during the reporting period.

Material Fund Change Expenses [Text Block]	The fund's contractural management fee was reduced during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Intermediate Government Income Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Intermediate Government Income Fund
Class Name	Fidelity® Intermediate Government Income Fund
Trading Symbol	FSTGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Intermediate Government Income Fund for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Intermediate Government Income Fund	$ 46	0.45%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a strong advance for the 12 months ending August 31, 2024, helped by a late-period gain, as the bond market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, which are expected to start in September. The full 12-month period was marked by high volatility.
•Against this backdrop, the fund's positioning in mortgage-backed securities contributed to the fund's performance versus the benchmark, the Bloomberg US Intermediate Government Bond Index, for the fiscal year.
•Specifically, an overweight in GNMAs with coupons 2% and lower, and in those with coupons 5.5% and higher, lifted relative performance the past 12 months.
•Larger-than-benchmark exposure to lower-coupon 15- and 20-year Fannie Mae/Freddie Mac mortgage securities also contributed.
•An overweight in short-duration government agency commercial mortgage-backed securities also lifted the fund's relative result this period.
•In contrast, exposure to cash flows based on the Secured Overnight Financing Rate detracted versus the index the past 12 months.
•An underweight in agency debentures also hurt.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE August 31, 2014 through August 31, 2024. Initial investment of $10,000. Fidelity® Intermediate Government Income Fund $10,000 $10,150 $10,416 $10,424 $10,265 $11,015 $11,574 $11,449 $10,516 $10,441 $11,061 Bloomberg U.S. Intermediate Government Bond Index $10,000 $10,189 $10,497 $10,506 $10,375 $11,148 $11,753 $11,676 $10,796 $10,782 $11,457 Bloomberg U.S. Aggregate Bond Index $10,000 $10,156 $10,761 $10,814 $10,701 $11,789 $12,553 $12,542 $11,098 $10,965 $11,765 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Intermediate Government Income Fund 5.94% 0.08% 1.01% Bloomberg U.S. Intermediate Government Bond Index 6.26% 0.55% 1.37% Bloomberg U.S. Aggregate Bond Index 7.30% -0.04% 1.64% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 467,016,210
Holdings Count | shares	243
Advisory Fees Paid, Amount	$ 1,256,127
Investment Company Portfolio Turnover	199.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2024)
KEY FACTS
Fund Size	$467,016,210
Number of Holdings	243
Total Advisory Fee	$1,256,127
Portfolio Turnover	199%

Holdings [Text Block]	COUPON DISTRIBUTION (% of Fund's net assets) 0.01 - 0.99% 4.8 1 - 1.99% 13.9 2 - 2.99% 21.0 3 - 3.99% 16.4 4 - 4.99% 33.6 5 - 5.99% -0.2 6 - 6.99% 0.6 U.S. Treasury Obligations 75.8 CMOs and Other Mortgage Related Securities 13.4 U.S. Government Agency - Mortgage Securities 0.6 U.S. Government Agency Obligations 0.3 Short-Term Investments and Net Other Assets (Liabilities) 9.9 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 74.3 Freddie Mac Multiclass Mortgage participation certificates 9.7 Fannie Mae Mortgage pass-thru certificates 2.8 Freddie Mac Gold Pool 2.2 Fannie Mae Guaranteed REMICS 2.0 US Treasury Bonds 1.5 Fremf 2015-Kplb Mortgage Trust 0.9 Freddie Mac Multifamily Structured Pass Through Certificates 0.7 Private Export Funding Corp 0.3 Ginnie Mae I Pool 0.2 94.6
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual management fee was reduced during the reporting period.

Material Fund Change Expenses [Text Block]	The fund's contractual management fee was reduced during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Total Bond Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Total Bond Fund
Class Name	Fidelity Advisor® Total Bond Fund Class M
Trading Symbol	FEPTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Total Bond Fund for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 78	0.75%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a strong advance for the 12 months ending August 31, 2024, helped by a late-period gain as the bond market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, which are expected to start in September. The full 12-month period was marked by high levels of volatility.
•Against this backdrop, allocations to "plus sectors" - including high-yield bonds, leveraged loans and emerging markets debt - notably contributed to the fund's outperformance of the Bloomberg U.S. Aggregate Index for the fiscal year.
•Among investment-grade securities, security selection and sector allocation also meaningfully contributed.
•In terms of sector allocation, investment choices and overweight positions in the asset-backed securities, mortgage-backed securities and commercial mortgage-backed securities segments each helped relative performance the past 12 months.
•As for security selection, fund holdings in the corporate segment made a notable contribution, led by picks among financials, particularly REITs and banks.
•In contrast, the fund's underweight in industrial bonds within the corporate sector detracted versus the Aggregate index the past 12 months.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE August 31, 2014 through August 31, 2024. Initial investment of $10,000 and the current sales charge was paid. Class M $9,600 $9,645 $10,291 $10,472 $10,372 $11,340 $12,169 $12,423 $10,980 $10,986 $11,876 Bloomberg U.S. Universal Bond Index $10,000 $10,113 $10,770 $10,915 $10,814 $11,903 $12,666 $12,778 $11,264 $11,219 $12,108 Bloomberg U.S. Aggregate Bond Index $10,000 $10,156 $10,761 $10,814 $10,701 $11,789 $12,553 $12,542 $11,098 $10,965 $11,765 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class M (incl. 4.00% sales charge) 3.77% 0.11% 1.73% Class M (without 4.00% sales charge) 8.10% 0.93% 2.15% Bloomberg U.S. Universal Bond Index 7.92% 0.34% 1.93% Bloomberg U.S. Aggregate Bond Index 7.30% -0.04% 1.64% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 39,553,262,535
Holdings Count | shares	6,935
Advisory Fees Paid, Amount	$ 100,486,629
Investment Company Portfolio Turnover	206.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2024)
KEY FACTS
Fund Size	$39,553,262,535
Number of Holdings	6,935
Total Advisory Fee	$100,486,629
Portfolio Turnover	206%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 54.7 AAA 8.8 AA 1.1 A 7.7 BBB 16.3 BB 4.6 B 5.6 CCC,CC,C 0.8 D 0.0 Not Rated 3.9 Equities 0.1 QUALITY DIVERSIFICATION (% of Fund's net assets) Short-Term Investments and Net Other Assets (Liabilities) - (3.6)% We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Treasury Obligations 34.8 Corporate Bonds 27.7 U.S. Government Agency - Mortgage Securities 19.9 Asset-Backed Securities 7.4 CMOs and Other Mortgage Related Securities 6.8 Bank Loan Obligations 5.0 Foreign Government and Government Agency Obligations 1.2 Preferred Securities 0.4 Common Stocks 0.1 Other Investments 0.1 Purchased Swaptions 0.1 Supranational Obligations 0.1 Preferred Stocks 0.0 ASSET ALLOCATION (% of Fund's net assets) Short-Term Investments and Net Other Assets (Liabilities) - (3.6)% United States 86.3 Grand Cayman (UK Overseas Ter) 4.2 United Kingdom 1.5 Mexico 1.3 Germany 1.1 Ireland 0.8 Switzerland 0.7 Canada 0.6 France 0.3 Others 3.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 25.4 US Treasury Bonds 9.4 Fannie Mae Mortgage pass-thru certificates 6.6 Ginnie Mae II Pool 5.2 Uniform Mortgage Backed Securities 3.9 Freddie Mac Gold Pool 3.6 JPMorgan Chase & Co 1.2 Petroleos Mexicanos 1.1 Freddie Mac Multiclass Mortgage participation certificates 1.0 Bank of America Corp 0.9 58.3
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual management fee was reduced during the reporting period.

Material Fund Change Expenses [Text Block]	The fund's contractual management fee was reduced during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Total Bond Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Total Bond Fund
Class Name	Fidelity® Total Bond Fund
Trading Symbol	FTBFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Total Bond Fund for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Total Bond Fund	$ 47	0.45%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a strong advance for the 12 months ending August 31, 2024, helped by a late-period gain as the bond market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, which are expected to start in September. The full 12-month period was marked by high levels of volatility.
•Against this backdrop, allocations to "plus sectors" - including high-yield bonds, leveraged loans and emerging markets debt - notably contributed to the fund's outperformance of the Bloomberg U.S. Aggregate Index for the fiscal year.
•Among investment-grade securities, security selection and sector allocation also meaningfully contributed.
•In terms of sector allocation, investment choices and overweight positions in the asset-backed securities, mortgage-backed securities and commercial mortgage-backed securities segments each helped relative performance the past 12 months.
•As for security selection, fund holdings in the corporate segment made a notable contribution, led by picks among financials, particularly REITs and banks.
•In contrast, the fund's underweight in industrial bonds within the corporate sector detracted versus the Aggregate index the past 12 months.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE August 31, 2014 through August 31, 2024. Initial investment of $10,000. Fidelity® Total Bond Fund $10,000 $10,088 $10,788 $11,012 $10,951 $12,008 $12,923 $13,232 $11,721 $11,764 $12,766 Bloomberg U.S. Universal Bond Index $10,000 $10,113 $10,770 $10,915 $10,814 $11,903 $12,666 $12,778 $11,264 $11,219 $12,108 Bloomberg U.S. Aggregate Bond Index $10,000 $10,156 $10,761 $10,814 $10,701 $11,789 $12,553 $12,542 $11,098 $10,965 $11,765 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Total Bond Fund 8.52% 1.23% 2.47% Bloomberg U.S. Universal Bond Index 7.92% 0.34% 1.93% Bloomberg U.S. Aggregate Bond Index 7.30% -0.04% 1.64% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 39,553,262,535
Holdings Count | shares	6,935
Advisory Fees Paid, Amount	$ 100,486,629
Investment Company Portfolio Turnover	206.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2024)
KEY FACTS
Fund Size	$39,553,262,535
Number of Holdings	6,935
Total Advisory Fee	$100,486,629
Portfolio Turnover	206%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 54.7 AAA 8.8 AA 1.1 A 7.7 BBB 16.3 BB 4.6 B 5.6 CCC,CC,C 0.8 D 0.0 Not Rated 3.9 Equities 0.1 QUALITY DIVERSIFICATION (% of Fund's net assets) Short-Term Investments and Net Other Assets (Liabilities) - (3.6)% We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Treasury Obligations 34.8 Corporate Bonds 27.7 U.S. Government Agency - Mortgage Securities 19.9 Asset-Backed Securities 7.4 CMOs and Other Mortgage Related Securities 6.8 Bank Loan Obligations 5.0 Foreign Government and Government Agency Obligations 1.2 Preferred Securities 0.4 Common Stocks 0.1 Other Investments 0.1 Purchased Swaptions 0.1 Supranational Obligations 0.1 Preferred Stocks 0.0 ASSET ALLOCATION (% of Fund's net assets) Short-Term Investments and Net Other Assets (Liabilities) - (3.6)% United States 86.3 Grand Cayman (UK Overseas Ter) 4.2 United Kingdom 1.5 Mexico 1.3 Germany 1.1 Ireland 0.8 Switzerland 0.7 Canada 0.6 France 0.3 Others 3.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 25.4 US Treasury Bonds 9.4 Fannie Mae Mortgage pass-thru certificates 6.6 Ginnie Mae II Pool 5.2 Uniform Mortgage Backed Securities 3.9 Freddie Mac Gold Pool 3.6 JPMorgan Chase & Co 1.2 Petroleos Mexicanos 1.1 Freddie Mac Multiclass Mortgage participation certificates 1.0 Bank of America Corp 0.9 58.3
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual management fee was reduced during the reporting period.

Material Fund Change Expenses [Text Block]	The fund's contractual management fee was reduced during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Total Bond Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Total Bond Fund
Class Name	Fidelity Advisor® Total Bond Fund Class C
Trading Symbol	FCEPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Total Bond Fund for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 157	1.51%

Expenses Paid, Amount	$ 157
Expense Ratio, Percent	1.51%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a strong advance for the 12 months ending August 31, 2024, helped by a late-period gain as the bond market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, which are expected to start in September. The full 12-month period was marked by high levels of volatility.
•Against this backdrop, allocations to "plus sectors" - including high-yield bonds, leveraged loans and emerging markets debt - notably contributed to the fund's outperformance of the Bloomberg U.S. Aggregate Index for the fiscal year.
•Among investment-grade securities, security selection and sector allocation also meaningfully contributed.
•In terms of sector allocation, investment choices and overweight positions in the asset-backed securities, mortgage-backed securities and commercial mortgage-backed securities segments each helped relative performance the past 12 months.
•As for security selection, fund holdings in the corporate segment made a notable contribution, led by picks among financials, particularly REITs and banks.
•In contrast, the fund's underweight in industrial bonds within the corporate sector detracted versus the Aggregate index the past 12 months.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE August 31, 2014 through August 31, 2024. Initial investment of $10,000. Class C $10,000 $9,980 $10,569 $10,674 $10,503 $11,394 $12,133 $12,292 $10,774 $10,782 $11,653 Bloomberg U.S. Universal Bond Index $10,000 $10,113 $10,770 $10,915 $10,814 $11,903 $12,666 $12,778 $11,264 $11,219 $12,108 Bloomberg U.S. Aggregate Bond Index $10,000 $10,156 $10,761 $10,814 $10,701 $11,789 $12,553 $12,542 $11,098 $10,965 $11,765 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class C (incl. contingent deferred sales charge) 6.27% 0.14% 1.54% Class C 7.27% 0.14% 1.54% Bloomberg U.S. Universal Bond Index 7.92% 0.34% 1.93% Bloomberg U.S. Aggregate Bond Index 7.30% -0.04% 1.64% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 39,553,262,535
Holdings Count | shares	6,935
Advisory Fees Paid, Amount	$ 100,486,629
Investment Company Portfolio Turnover	206.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2024)
KEY FACTS
Fund Size	$39,553,262,535
Number of Holdings	6,935
Total Advisory Fee	$100,486,629
Portfolio Turnover	206%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 54.7 AAA 8.8 AA 1.1 A 7.7 BBB 16.3 BB 4.6 B 5.6 CCC,CC,C 0.8 D 0.0 Not Rated 3.9 Equities 0.1 QUALITY DIVERSIFICATION (% of Fund's net assets) Short-Term Investments and Net Other Assets (Liabilities) - (3.6)% We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Treasury Obligations 34.8 Corporate Bonds 27.7 U.S. Government Agency - Mortgage Securities 19.9 Asset-Backed Securities 7.4 CMOs and Other Mortgage Related Securities 6.8 Bank Loan Obligations 5.0 Foreign Government and Government Agency Obligations 1.2 Preferred Securities 0.4 Common Stocks 0.1 Other Investments 0.1 Purchased Swaptions 0.1 Supranational Obligations 0.1 Preferred Stocks 0.0 ASSET ALLOCATION (% of Fund's net assets) Short-Term Investments and Net Other Assets (Liabilities) - (3.6)% United States 86.3 Grand Cayman (UK Overseas Ter) 4.2 United Kingdom 1.5 Mexico 1.3 Germany 1.1 Ireland 0.8 Switzerland 0.7 Canada 0.6 France 0.3 Others 3.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 25.4 US Treasury Bonds 9.4 Fannie Mae Mortgage pass-thru certificates 6.6 Ginnie Mae II Pool 5.2 Uniform Mortgage Backed Securities 3.9 Freddie Mac Gold Pool 3.6 JPMorgan Chase & Co 1.2 Petroleos Mexicanos 1.1 Freddie Mac Multiclass Mortgage participation certificates 1.0 Bank of America Corp 0.9 58.3
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual management fee was reduced during the reporting period.

Material Fund Change Expenses [Text Block]	The fund's contractual management fee was reduced during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Government Income Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Government Income Fund
Class Name	Fidelity Advisor® Government Income Fund Class M
Trading Symbol	FVITX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Government Income Fund for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 78	0.76%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a strong advance for the 12 months ending August 31, 2024, helped by a late-period gain, as the bond market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, which are expected to start in September. The full 12-month period was marked by high volatility.
•Against this backdrop, the fund's positioning in mortgage-backed securities contributed to the fund's performance versus the Bloomberg 75% US Government/25% US Mortgage-Backed Securities Blended Index for the fiscal year.
•Specifically, an overweight in GNMAs with coupons 2% and lower, and in those with coupons 5.5% and higher, helped relative performance the past 12 months.
•Larger-than-index exposure to lower-coupon 15- and 20-year Fannie Mae/Freddie Mac mortgage securities also contributed.
•An overweight in short-duration government agency commercial mortgage-backed securities also lifted
•In contrast, exposure to cash flows based on the Secured Overnight Financing Rate detracted versus the index the past 12 months. An underweight in agency debentures also hurt.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE August 31, 2014 through August 31, 2024. Initial investment of $10,000 and the current sales charge was paid. Class M $9,600 $9,761 $10,144 $10,070 $9,881 $10,778 $11,383 $11,164 $9,934 $9,652 $10,245 Bloomberg 75% U.S. Government/25% U.S. Mortgage-Backed Securities Blended Index $10,000 $10,237 $10,723 $10,676 $10,542 $11,543 $12,274 $12,083 $10,820 $10,602 $11,280 Bloomberg U.S. Government Bond Index $10,000 $10,227 $10,739 $10,649 $10,489 $11,570 $12,371 $12,121 $10,825 $10,608 $11,248 Bloomberg U.S. Aggregate Bond Index $10,000 $10,156 $10,761 $10,814 $10,701 $11,789 $12,553 $12,542 $11,098 $10,965 $11,765 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class M (incl. 4.00% sales charge) 1.90% -1.82% 0.24% Class M (without 4.00% sales charge) 6.14% -1.01% 0.65% Bloomberg 75% U.S. Government/25% U.S. Mortgage-Backed Securities Blended Index 6.40% -0.46% 1.21% Bloomberg U.S. Government Bond Index 6.03% -0.56% 1.18% Bloomberg U.S. Aggregate Bond Index 7.30% -0.04% 1.64% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,324,957,949
Holdings Count | shares	2,073
Advisory Fees Paid, Amount	$ 8,233,532
Investment Company Portfolio Turnover	393.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2024)
KEY FACTS
Fund Size	$2,324,957,949
Number of Holdings	2,073
Total Advisory Fee	$8,233,532
Portfolio Turnover	393%

Holdings [Text Block]	COUPON DISTRIBUTION (% of Fund's net assets) Zero coupon bonds 0.0 0.01 - 0.99% 0.0 1 - 1.99% 7.0 2 - 2.99% 32.8 3 - 3.99% 22.8 4 - 4.99% 18.6 5 - 5.99% 4.9 6 - 6.99% 3.2 7 - 7.99% 0.0 8 - 8.99% 0.0 U.S. Treasury Obligations 43.0 CMOs and Other Mortgage Related Securities 23.3 U.S. Government Agency - Mortgage Securities 22.4 U.S. Government Agency Obligations 0.6 Short-Term Investments and Net Other Assets (Liabilities) 10.7 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 26.9 US Treasury Bonds 16.1 Fannie Mae Mortgage pass-thru certificates 14.9 Freddie Mac Multiclass Mortgage participation certificates 14.6 Freddie Mac Gold Pool 9.3 Fannie Mae Guaranteed REMICS 5.4 Ginnie Mae II Pool 3.5 Ginnie Mae I Pool 1.4 Ginnie Mae REMIC pass-thru certificates 1.1 Freddie Mac Non Gold Pool 0.8 94.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractural management fee was reduced during the reporting period.

Material Fund Change Expenses [Text Block]	The fund's contractural management fee was reduced during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Environmental Bond Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Environmental Bond Fund
Class Name	Fidelity Advisor® Environmental Bond Fund Class C
Trading Symbol	FEBDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Environmental Bond Fund for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 149	1.44%

Expenses Paid, Amount	$ 149
Expense Ratio, Percent	1.44%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a strong advance for the 12 months ending August 31, 2024, helped by a late-period gain as the bond market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, which are expected to start in September. The full 12-month period was marked by high levels of volatility.
•Against this backdrop, sector allocation and security selection notably contributed to the fund's outperformance of the Bloomberg U.S. Aggregate Index for the fiscal year.
•In terms of sector allocation, investment choices and an overweight position in asset-backed securities, and underweights in U.S. Treasurys and mortgage securities, each helped relative performance the past 12 months.
•As for security selection, fund holdings in the corporate segment made a notable contribution, led by picks among financials, particularly REITs and banks.
•In contrast, the fund's underweight in energy bonds and consumer non-cyclicals within the corporate sector detracted versus the Aggregate index the past 12 months.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 15, 2021 through August 31, 2024. Initial investment of $10,000. Class C $10,000 $10,090 $8,736 $8,560 Bloomberg MSCI Global Green USD Bond Index (Hedged USD) $10,000 $10,120 $8,921 $8,966 Bloomberg U.S. Aggregate Bond Index $10,000 $10,126 $8,960 $8,853 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class C (incl. contingent deferred sales charge) 5.65% -2.80% Class C 6.65% -2.80% Bloomberg MSCI Global Green USD Bond Index (Hedged USD) 8.09% -0.97% Bloomberg U.S. Aggregate Bond Index 7.30% -1.59% A From June 15, 2021 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Jun. 15, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 37,501,935
Holdings Count | shares	199
Advisory Fees Paid, Amount	$ 120,006
Investment Company Portfolio Turnover	97.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2024)
KEY FACTS
Fund Size	$37,501,935
Number of Holdings	199
Total Advisory Fee	$120,006
Portfolio Turnover	97%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 48.6 AAA 0.9 AA 3.1 A 15.6 BBB 23.5 BB 3.6 Not Rated 4.6 Short-Term Investments and Net Other Assets (Liabilities) 0.1 QUALITY DIVERSIFICATION (% of Fund's net assets) We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 44.0 U.S. Treasury Obligations 27.0 U.S. Government Agency - Mortgage Securities 21.2 Asset-Backed Securities 3.2 CMOs and Other Mortgage Related Securities 2.4 Foreign Government and Government Agency Obligations 1.1 Preferred Securities 0.6 U.S. Government Agency Obligations 0.4 Short-Term Investments and Net Other Assets (Liabilities) 0.1 ASSET ALLOCATION (% of Fund's net assets) United States 82.6 Germany 2.9 United Kingdom 2.2 Netherlands 1.9 Italy 1.4 Japan 1.4 France 1.3 Ireland 1.2 Luxembourg 1.1 Others 4.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 17.0 US Treasury Bonds 10.0 Fannie Mae Mortgage pass-thru certificates 9.8 Freddie Mac Gold Pool 8.9 Freddie Mac Multiclass Mortgage participation certificates 2.1 Uniform Mortgage Backed Securities 2.1 Bank of America Corp 1.7 Verizon Communications Inc 1.6 BNP Paribas SA 1.3 PNC Financial Services Group Inc/The 1.2 55.7
Fidelity Advisor Environmental Bond Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Environmental Bond Fund
Class Name	Fidelity Advisor® Environmental Bond Fund Class M
Trading Symbol	FEBEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Environmental Bond Fund for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 70	0.68%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a strong advance for the 12 months ending August 31, 2024, helped by a late-period gain as the bond market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, which are expected to start in September. The full 12-month period was marked by high levels of volatility.
•Against this backdrop, sector allocation and security selection notably contributed to the fund's outperformance of the Bloomberg U.S. Aggregate Index for the fiscal year.
•In terms of sector allocation, investment choices and an overweight position in asset-backed securities, and underweights in U.S. Treasurys and mortgage securities, each helped relative performance the past 12 months.
•As for security selection, fund holdings in the corporate segment made a notable contribution, led by picks among financials, particularly REITs and banks.
•In contrast, the fund's underweight in energy bonds and consumer non-cyclicals within the corporate sector detracted versus the Aggregate index the past 12 months.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 15, 2021 through August 31, 2024. Initial investment of $10,000 and the current sales charge was paid. Class M $9,600 $9,706 $8,466 $8,357 Bloomberg MSCI Global Green USD Bond Index (Hedged USD) $10,000 $10,120 $8,921 $8,966 Bloomberg U.S. Aggregate Bond Index $10,000 $10,126 $8,960 $8,853 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class M (incl. 4.00% sales charge) 3.04% -3.33% Class M (without 4.00% sales charge) 7.33% -2.09% Bloomberg MSCI Global Green USD Bond Index (Hedged USD) 8.09% -0.97% Bloomberg U.S. Aggregate Bond Index 7.30% -1.59% A From June 15, 2021 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Jun. 15, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 37,501,935
Holdings Count | shares	199
Advisory Fees Paid, Amount	$ 120,006
Investment Company Portfolio Turnover	97.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2024)
KEY FACTS
Fund Size	$37,501,935
Number of Holdings	199
Total Advisory Fee	$120,006
Portfolio Turnover	97%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 48.6 AAA 0.9 AA 3.1 A 15.6 BBB 23.5 BB 3.6 Not Rated 4.6 Short-Term Investments and Net Other Assets (Liabilities) 0.1 QUALITY DIVERSIFICATION (% of Fund's net assets) We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 44.0 U.S. Treasury Obligations 27.0 U.S. Government Agency - Mortgage Securities 21.2 Asset-Backed Securities 3.2 CMOs and Other Mortgage Related Securities 2.4 Foreign Government and Government Agency Obligations 1.1 Preferred Securities 0.6 U.S. Government Agency Obligations 0.4 Short-Term Investments and Net Other Assets (Liabilities) 0.1 ASSET ALLOCATION (% of Fund's net assets) United States 82.6 Germany 2.9 United Kingdom 2.2 Netherlands 1.9 Italy 1.4 Japan 1.4 France 1.3 Ireland 1.2 Luxembourg 1.1 Others 4.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 17.0 US Treasury Bonds 10.0 Fannie Mae Mortgage pass-thru certificates 9.8 Freddie Mac Gold Pool 8.9 Freddie Mac Multiclass Mortgage participation certificates 2.1 Uniform Mortgage Backed Securities 2.1 Bank of America Corp 1.7 Verizon Communications Inc 1.6 BNP Paribas SA 1.3 PNC Financial Services Group Inc/The 1.2 55.7
Fidelity Advisor Total Bond Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Total Bond Fund
Class Name	Fidelity Advisor® Total Bond Fund Class A
Trading Symbol	FEPAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Total Bond Fund for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 78	0.75%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a strong advance for the 12 months ending August 31, 2024, helped by a late-period gain as the bond market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, which are expected to start in September. The full 12-month period was marked by high levels of volatility.
•Against this backdrop, allocations to "plus sectors" - including high-yield bonds, leveraged loans and emerging markets debt - notably contributed to the fund's outperformance of the Bloomberg U.S. Aggregate Index for the fiscal year.
•Among investment-grade securities, security selection and sector allocation also meaningfully contributed.
•In terms of sector allocation, investment choices and overweight positions in the asset-backed securities, mortgage-backed securities and commercial mortgage-backed securities segments each helped relative performance the past 12 months.
•As for security selection, fund holdings in the corporate segment made a notable contribution, led by picks among financials, particularly REITs and banks.
•In contrast, the fund's underweight in industrial bonds within the corporate sector detracted versus the Aggregate index the past 12 months.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE August 31, 2014 through August 31, 2024. Initial investment of $10,000 and the current sales charge was paid. Class A $9,600 $9,655 $10,304 $10,486 $10,387 $11,355 $12,185 $12,439 $10,997 $11,004 $11,894 Bloomberg U.S. Universal Bond Index $10,000 $10,113 $10,770 $10,915 $10,814 $11,903 $12,666 $12,778 $11,264 $11,219 $12,108 Bloomberg U.S. Aggregate Bond Index $10,000 $10,156 $10,761 $10,814 $10,701 $11,789 $12,553 $12,542 $11,098 $10,965 $11,765 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class A (incl. 4.00% sales charge) 3.76% 0.11% 1.75% Class A (without 4.00% sales charge) 8.09% 0.93% 2.17% Bloomberg U.S. Universal Bond Index 7.92% 0.34% 1.93% Bloomberg U.S. Aggregate Bond Index 7.30% -0.04% 1.64% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 39,553,262,535
Holdings Count | shares	6,935
Advisory Fees Paid, Amount	$ 100,486,629
Investment Company Portfolio Turnover	206.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2024)
KEY FACTS
Fund Size	$39,553,262,535
Number of Holdings	6,935
Total Advisory Fee	$100,486,629
Portfolio Turnover	206%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 54.7 AAA 8.8 AA 1.1 A 7.7 BBB 16.3 BB 4.6 B 5.6 CCC,CC,C 0.8 D 0.0 Not Rated 3.9 Equities 0.1 QUALITY DIVERSIFICATION (% of Fund's net assets) Short-Term Investments and Net Other Assets (Liabilities) - (3.6)% We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Treasury Obligations 34.8 Corporate Bonds 27.7 U.S. Government Agency - Mortgage Securities 19.9 Asset-Backed Securities 7.4 CMOs and Other Mortgage Related Securities 6.8 Bank Loan Obligations 5.0 Foreign Government and Government Agency Obligations 1.2 Preferred Securities 0.4 Common Stocks 0.1 Other Investments 0.1 Purchased Swaptions 0.1 Supranational Obligations 0.1 Preferred Stocks 0.0 ASSET ALLOCATION (% of Fund's net assets) Short-Term Investments and Net Other Assets (Liabilities) - (3.6)% United States 86.3 Grand Cayman (UK Overseas Ter) 4.2 United Kingdom 1.5 Mexico 1.3 Germany 1.1 Ireland 0.8 Switzerland 0.7 Canada 0.6 France 0.3 Others 3.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 25.4 US Treasury Bonds 9.4 Fannie Mae Mortgage pass-thru certificates 6.6 Ginnie Mae II Pool 5.2 Uniform Mortgage Backed Securities 3.9 Freddie Mac Gold Pool 3.6 JPMorgan Chase & Co 1.2 Petroleos Mexicanos 1.1 Freddie Mac Multiclass Mortgage participation certificates 1.0 Bank of America Corp 0.9 58.3
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual management fee was reduced during the reporting period.

Material Fund Change Expenses [Text Block]	The fund's contractual management fee was reduced during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Environmental Bond Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Environmental Bond Fund
Class Name	Fidelity Advisor® Environmental Bond Fund Class A
Trading Symbol	FEBBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Environmental Bond Fund for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 72	0.69%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a strong advance for the 12 months ending August 31, 2024, helped by a late-period gain as the bond market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, which are expected to start in September. The full 12-month period was marked by high levels of volatility.
•Against this backdrop, sector allocation and security selection notably contributed to the fund's outperformance of the Bloomberg U.S. Aggregate Index for the fiscal year.
•In terms of sector allocation, investment choices and an overweight position in asset-backed securities, and underweights in U.S. Treasurys and mortgage securities, each helped relative performance the past 12 months.
•As for security selection, fund holdings in the corporate segment made a notable contribution, led by picks among financials, particularly REITs and banks.
•In contrast, the fund's underweight in energy bonds and consumer non-cyclicals within the corporate sector detracted versus the Aggregate index the past 12 months.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 15, 2021 through August 31, 2024. Initial investment of $10,000 and the current sales charge was paid. Class A $9,600 $9,706 $8,465 $8,355 Bloomberg MSCI Global Green USD Bond Index (Hedged USD) $10,000 $10,120 $8,921 $8,966 Bloomberg U.S. Aggregate Bond Index $10,000 $10,126 $8,960 $8,853 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class A (incl. 4.00% sales charge) 3.02% -3.34% Class A (without 4.00% sales charge) 7.31% -2.10% Bloomberg MSCI Global Green USD Bond Index (Hedged USD) 8.09% -0.97% Bloomberg U.S. Aggregate Bond Index 7.30% -1.59% A From June 15, 2021 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Jun. 15, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 37,501,935
Holdings Count | shares	199
Advisory Fees Paid, Amount	$ 120,006
Investment Company Portfolio Turnover	97.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2024)
KEY FACTS
Fund Size	$37,501,935
Number of Holdings	199
Total Advisory Fee	$120,006
Portfolio Turnover	97%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 48.6 AAA 0.9 AA 3.1 A 15.6 BBB 23.5 BB 3.6 Not Rated 4.6 Short-Term Investments and Net Other Assets (Liabilities) 0.1 QUALITY DIVERSIFICATION (% of Fund's net assets) We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 44.0 U.S. Treasury Obligations 27.0 U.S. Government Agency - Mortgage Securities 21.2 Asset-Backed Securities 3.2 CMOs and Other Mortgage Related Securities 2.4 Foreign Government and Government Agency Obligations 1.1 Preferred Securities 0.6 U.S. Government Agency Obligations 0.4 Short-Term Investments and Net Other Assets (Liabilities) 0.1 ASSET ALLOCATION (% of Fund's net assets) United States 82.6 Germany 2.9 United Kingdom 2.2 Netherlands 1.9 Italy 1.4 Japan 1.4 France 1.3 Ireland 1.2 Luxembourg 1.1 Others 4.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 17.0 US Treasury Bonds 10.0 Fannie Mae Mortgage pass-thru certificates 9.8 Freddie Mac Gold Pool 8.9 Freddie Mac Multiclass Mortgage participation certificates 2.1 Uniform Mortgage Backed Securities 2.1 Bank of America Corp 1.7 Verizon Communications Inc 1.6 BNP Paribas SA 1.3 PNC Financial Services Group Inc/The 1.2 55.7
Fidelity Advisor Environmental Bond Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Environmental Bond Fund
Class Name	Fidelity Advisor® Environmental Bond Fund Class I
Trading Symbol	FEBFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Environmental Bond Fund for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 54	0.52%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.52%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a strong advance for the 12 months ending August 31, 2024, helped by a late-period gain as the bond market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, which are expected to start in September. The full 12-month period was marked by high levels of volatility.
•Against this backdrop, sector allocation and security selection notably contributed to the fund's outperformance of the Bloomberg U.S. Aggregate Index for the fiscal year.
•In terms of sector allocation, investment choices and an overweight position in asset-backed securities, and underweights in U.S. Treasurys and mortgage securities, each helped relative performance the past 12 months.
•As for security selection, fund holdings in the corporate segment made a notable contribution, led by picks among financials, particularly REITs and banks.
•In contrast, the fund's underweight in energy bonds and consumer non-cyclicals within the corporate sector detracted versus the Aggregate index the past 12 months.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 15, 2021 through August 31, 2024. Initial investment of $10,000. Class I $10,000 $10,116 $8,844 $8,740 Bloomberg MSCI Global Green USD Bond Index (Hedged USD) $10,000 $10,120 $8,921 $8,966 Bloomberg U.S. Aggregate Bond Index $10,000 $10,126 $8,960 $8,853 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class I 7.63% -1.88% Bloomberg MSCI Global Green USD Bond Index (Hedged USD) 8.09% -0.97% Bloomberg U.S. Aggregate Bond Index 7.30% -1.59% A From June 15, 2021 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Jun. 15, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 37,501,935
Holdings Count | shares	199
Advisory Fees Paid, Amount	$ 120,006
Investment Company Portfolio Turnover	97.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2024)
KEY FACTS
Fund Size	$37,501,935
Number of Holdings	199
Total Advisory Fee	$120,006
Portfolio Turnover	97%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 48.6 AAA 0.9 AA 3.1 A 15.6 BBB 23.5 BB 3.6 Not Rated 4.6 Short-Term Investments and Net Other Assets (Liabilities) 0.1 QUALITY DIVERSIFICATION (% of Fund's net assets) We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 44.0 U.S. Treasury Obligations 27.0 U.S. Government Agency - Mortgage Securities 21.2 Asset-Backed Securities 3.2 CMOs and Other Mortgage Related Securities 2.4 Foreign Government and Government Agency Obligations 1.1 Preferred Securities 0.6 U.S. Government Agency Obligations 0.4 Short-Term Investments and Net Other Assets (Liabilities) 0.1 ASSET ALLOCATION (% of Fund's net assets) United States 82.6 Germany 2.9 United Kingdom 2.2 Netherlands 1.9 Italy 1.4 Japan 1.4 France 1.3 Ireland 1.2 Luxembourg 1.1 Others 4.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 17.0 US Treasury Bonds 10.0 Fannie Mae Mortgage pass-thru certificates 9.8 Freddie Mac Gold Pool 8.9 Freddie Mac Multiclass Mortgage participation certificates 2.1 Uniform Mortgage Backed Securities 2.1 Bank of America Corp 1.7 Verizon Communications Inc 1.6 BNP Paribas SA 1.3 PNC Financial Services Group Inc/The 1.2 55.7
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  •Operating expenses
  •Expense reductions

The class added a contractual expense cap during the reporting period.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  •Operating expenses
  •Expense reductions

The class added a contractual expense cap during the reporting period.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Environmental Bond Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Environmental Bond Fund
Class Name	Fidelity Advisor® Environmental Bond Fund Class Z
Trading Symbol	FEBGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Environmental Bond Fund for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 37	0.36%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.36%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a strong advance for the 12 months ending August 31, 2024, helped by a late-period gain as the bond market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, which are expected to start in September. The full 12-month period was marked by high levels of volatility.
•Against this backdrop, sector allocation and security selection notably contributed to the fund's outperformance of the Bloomberg U.S. Aggregate Index for the fiscal year.
•In terms of sector allocation, investment choices and an overweight position in asset-backed securities, and underweights in U.S. Treasurys and mortgage securities, each helped relative performance the past 12 months.
•As for security selection, fund holdings in the corporate segment made a notable contribution, led by picks among financials, particularly REITs and banks.
•In contrast, the fund's underweight in energy bonds and consumer non-cyclicals within the corporate sector detracted versus the Aggregate index the past 12 months.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 15, 2021 through August 31, 2024. Initial investment of $10,000. Class Z $10,000 $10,118 $8,851 $8,766 Bloomberg MSCI Global Green USD Bond Index (Hedged USD) $10,000 $10,120 $8,921 $8,966 Bloomberg U.S. Aggregate Bond Index $10,000 $10,126 $8,960 $8,853 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class Z 7.67% -1.78% Bloomberg MSCI Global Green USD Bond Index (Hedged USD) 8.09% -0.97% Bloomberg U.S. Aggregate Bond Index 7.30% -1.59% A From June 15, 2021 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Jun. 15, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 37,501,935
Holdings Count | shares	199
Advisory Fees Paid, Amount	$ 120,006
Investment Company Portfolio Turnover	97.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2024)
KEY FACTS
Fund Size	$37,501,935
Number of Holdings	199
Total Advisory Fee	$120,006
Portfolio Turnover	97%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 48.6 AAA 0.9 AA 3.1 A 15.6 BBB 23.5 BB 3.6 Not Rated 4.6 Short-Term Investments and Net Other Assets (Liabilities) 0.1 QUALITY DIVERSIFICATION (% of Fund's net assets) We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 44.0 U.S. Treasury Obligations 27.0 U.S. Government Agency - Mortgage Securities 21.2 Asset-Backed Securities 3.2 CMOs and Other Mortgage Related Securities 2.4 Foreign Government and Government Agency Obligations 1.1 Preferred Securities 0.6 U.S. Government Agency Obligations 0.4 Short-Term Investments and Net Other Assets (Liabilities) 0.1 ASSET ALLOCATION (% of Fund's net assets) United States 82.6 Germany 2.9 United Kingdom 2.2 Netherlands 1.9 Italy 1.4 Japan 1.4 France 1.3 Ireland 1.2 Luxembourg 1.1 Others 4.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 17.0 US Treasury Bonds 10.0 Fannie Mae Mortgage pass-thru certificates 9.8 Freddie Mac Gold Pool 8.9 Freddie Mac Multiclass Mortgage participation certificates 2.1 Uniform Mortgage Backed Securities 2.1 Bank of America Corp 1.7 Verizon Communications Inc 1.6 BNP Paribas SA 1.3 PNC Financial Services Group Inc/The 1.2 55.7
Fidelity Advisor Government Income Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Government Income Fund
Class Name	Fidelity Advisor® Government Income Fund Class Z
Trading Symbol	FIKPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Government Income Fund for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 37	0.36%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.36%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a strong advance for the 12 months ending August 31, 2024, helped by a late-period gain, as the bond market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, which are expected to start in September. The full 12-month period was marked by high volatility.
•Against this backdrop, the fund's positioning in mortgage-backed securities contributed to the fund's performance versus the Bloomberg 75% US Government/25% US Mortgage-Backed Securities Blended Index for the fiscal year.
•Specifically, an overweight in GNMAs with coupons 2% and lower, and in those with coupons 5.5% and higher, helped relative performance the past 12 months.
•Larger-than-index exposure to lower-coupon 15- and 20-year Fannie Mae/Freddie Mac mortgage securities also contributed.
•An overweight in short-duration government agency commercial mortgage-backed securities also lifted
•In contrast, exposure to cash flows based on the Secured Overnight Financing Rate detracted versus the index the past 12 months. An underweight in agency debentures also hurt.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE October 2, 2018 through August 31, 2024. Initial investment of $10,000. Class Z $10,000 $11,027 $11,702 $11,520 $10,283 $10,041 $10,689 Bloomberg 75% U.S. Government/25% U.S. Mortgage-Backed Securities Blended Index $10,000 $11,042 $11,740 $11,558 $10,350 $10,141 $10,790 Bloomberg U.S. Government Bond Index $10,000 $11,132 $11,902 $11,662 $10,415 $10,206 $10,822 Bloomberg U.S. Aggregate Bond Index $10,000 $11,086 $11,804 $11,794 $10,436 $10,311 $11,064 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class Z 6.45% -0.62% 1.13% Bloomberg 75% U.S. Government/25% U.S. Mortgage-Backed Securities Blended Index 6.40% -0.46% 1.29% Bloomberg U.S. Government Bond Index 6.03% -0.56% 1.34% Bloomberg U.S. Aggregate Bond Index 7.30% -0.04% 1.72% A From October 2, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Oct. 02, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,324,957,949
Holdings Count | shares	2,073
Advisory Fees Paid, Amount	$ 8,233,532
Investment Company Portfolio Turnover	393.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2024)
KEY FACTS
Fund Size	$2,324,957,949
Number of Holdings	2,073
Total Advisory Fee	$8,233,532
Portfolio Turnover	393%

Holdings [Text Block]	COUPON DISTRIBUTION (% of Fund's net assets) Zero coupon bonds 0.0 0.01 - 0.99% 0.0 1 - 1.99% 7.0 2 - 2.99% 32.8 3 - 3.99% 22.8 4 - 4.99% 18.6 5 - 5.99% 4.9 6 - 6.99% 3.2 7 - 7.99% 0.0 8 - 8.99% 0.0 U.S. Treasury Obligations 43.0 CMOs and Other Mortgage Related Securities 23.3 U.S. Government Agency - Mortgage Securities 22.4 U.S. Government Agency Obligations 0.6 Short-Term Investments and Net Other Assets (Liabilities) 10.7 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 26.9 US Treasury Bonds 16.1 Fannie Mae Mortgage pass-thru certificates 14.9 Freddie Mac Multiclass Mortgage participation certificates 14.6 Freddie Mac Gold Pool 9.3 Fannie Mae Guaranteed REMICS 5.4 Ginnie Mae II Pool 3.5 Ginnie Mae I Pool 1.4 Ginnie Mae REMIC pass-thru certificates 1.1 Freddie Mac Non Gold Pool 0.8 94.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractural management fee was reduced during the reporting period.

Material Fund Change Expenses [Text Block]	The fund's contractural management fee was reduced during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Government Income Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Government Income Fund
Class Name	Fidelity® Government Income Fund
Trading Symbol	FGOVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Government Income Fund for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Government Income Fund	$ 46	0.45%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a strong advance for the 12 months ending August 31, 2024, helped by a late-period gain, as the bond market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, which are expected to start in September. The full 12-month period was marked by high volatility.
•Against this backdrop, the fund's positioning in mortgage-backed securities contributed to the fund's performance versus the Bloomberg 75% US Government/25% US Mortgage-Backed Securities Blended Index for the fiscal year.
•Specifically, an overweight in GNMAs with coupons 2% and lower, and in those with coupons 5.5% and higher, helped relative performance the past 12 months.
•Larger-than-index exposure to lower-coupon 15- and 20-year Fannie Mae/Freddie Mac mortgage securities also contributed.
•An overweight in short-duration government agency commercial mortgage-backed securities also lifted
•In contrast, exposure to cash flows based on the Secured Overnight Financing Rate detracted versus the index the past 12 months. An underweight in agency debentures also hurt.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE August 31, 2014 through August 31, 2024. Initial investment of $10,000. Fidelity® Government Income Fund $10,000 $10,199 $10,643 $10,598 $10,431 $11,404 $12,081 $11,893 $10,603 $10,344 $11,003 Bloomberg 75% U.S. Government/25% U.S. Mortgage-Backed Securities Blended Index $10,000 $10,237 $10,723 $10,676 $10,542 $11,543 $12,274 $12,083 $10,820 $10,602 $11,280 Bloomberg U.S. Government Bond Index $10,000 $10,227 $10,739 $10,649 $10,489 $11,570 $12,371 $12,121 $10,825 $10,608 $11,248 Bloomberg U.S. Aggregate Bond Index $10,000 $10,156 $10,761 $10,814 $10,701 $11,789 $12,553 $12,542 $11,098 $10,965 $11,765 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Government Income Fund 6.36% -0.71% 0.96% Bloomberg 75% U.S. Government/25% U.S. Mortgage-Backed Securities Blended Index 6.40% -0.46% 1.21% Bloomberg U.S. Government Bond Index 6.03% -0.56% 1.18% Bloomberg U.S. Aggregate Bond Index 7.30% -0.04% 1.64% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,324,957,949
Holdings Count | shares	2,073
Advisory Fees Paid, Amount	$ 8,233,532
Investment Company Portfolio Turnover	393.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2024)
KEY FACTS
Fund Size	$2,324,957,949
Number of Holdings	2,073
Total Advisory Fee	$8,233,532
Portfolio Turnover	393%

Holdings [Text Block]	COUPON DISTRIBUTION (% of Fund's net assets) Zero coupon bonds 0.0 0.01 - 0.99% 0.0 1 - 1.99% 7.0 2 - 2.99% 32.8 3 - 3.99% 22.8 4 - 4.99% 18.6 5 - 5.99% 4.9 6 - 6.99% 3.2 7 - 7.99% 0.0 8 - 8.99% 0.0 U.S. Treasury Obligations 43.0 CMOs and Other Mortgage Related Securities 23.3 U.S. Government Agency - Mortgage Securities 22.4 U.S. Government Agency Obligations 0.6 Short-Term Investments and Net Other Assets (Liabilities) 10.7 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 26.9 US Treasury Bonds 16.1 Fannie Mae Mortgage pass-thru certificates 14.9 Freddie Mac Multiclass Mortgage participation certificates 14.6 Freddie Mac Gold Pool 9.3 Fannie Mae Guaranteed REMICS 5.4 Ginnie Mae II Pool 3.5 Ginnie Mae I Pool 1.4 Ginnie Mae REMIC pass-thru certificates 1.1 Freddie Mac Non Gold Pool 0.8 94.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractural management fee was reduced during the reporting period.

Material Fund Change Expenses [Text Block]	The fund's contractural management fee was reduced during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Government Income Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Government Income Fund
Class Name	Fidelity Advisor® Government Income Fund Class I
Trading Symbol	FVIIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Government Income Fund for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 52	0.50%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a strong advance for the 12 months ending August 31, 2024, helped by a late-period gain, as the bond market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, which are expected to start in September. The full 12-month period was marked by high volatility.
•Against this backdrop, the fund's positioning in mortgage-backed securities contributed to the fund's performance versus the Bloomberg 75% US Government/25% US Mortgage-Backed Securities Blended Index for the fiscal year.
•Specifically, an overweight in GNMAs with coupons 2% and lower, and in those with coupons 5.5% and higher, helped relative performance the past 12 months.
•Larger-than-index exposure to lower-coupon 15- and 20-year Fannie Mae/Freddie Mac mortgage securities also contributed.
•An overweight in short-duration government agency commercial mortgage-backed securities also lifted
•In contrast, exposure to cash flows based on the Secured Overnight Financing Rate detracted versus the index the past 12 months. An underweight in agency debentures also hurt.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE August 31, 2014 through August 31, 2024. Initial investment of $10,000. Class I $10,000 $10,194 $10,621 $10,572 $10,402 $11,377 $12,048 $11,856 $10,570 $10,296 $10,957 Bloomberg 75% U.S. Government/25% U.S. Mortgage-Backed Securities Blended Index $10,000 $10,237 $10,723 $10,676 $10,542 $11,543 $12,274 $12,083 $10,820 $10,602 $11,280 Bloomberg U.S. Government Bond Index $10,000 $10,227 $10,739 $10,649 $10,489 $11,570 $12,371 $12,121 $10,825 $10,608 $11,248 Bloomberg U.S. Aggregate Bond Index $10,000 $10,156 $10,761 $10,814 $10,701 $11,789 $12,553 $12,542 $11,098 $10,965 $11,765 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class I 6.42% -0.75% 0.92% Bloomberg 75% U.S. Government/25% U.S. Mortgage-Backed Securities Blended Index 6.40% -0.46% 1.21% Bloomberg U.S. Government Bond Index 6.03% -0.56% 1.18% Bloomberg U.S. Aggregate Bond Index 7.30% -0.04% 1.64% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,324,957,949
Holdings Count | shares	2,073
Advisory Fees Paid, Amount	$ 8,233,532
Investment Company Portfolio Turnover	393.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2024)
KEY FACTS
Fund Size	$2,324,957,949
Number of Holdings	2,073
Total Advisory Fee	$8,233,532
Portfolio Turnover	393%

Holdings [Text Block]	COUPON DISTRIBUTION (% of Fund's net assets) Zero coupon bonds 0.0 0.01 - 0.99% 0.0 1 - 1.99% 7.0 2 - 2.99% 32.8 3 - 3.99% 22.8 4 - 4.99% 18.6 5 - 5.99% 4.9 6 - 6.99% 3.2 7 - 7.99% 0.0 8 - 8.99% 0.0 U.S. Treasury Obligations 43.0 CMOs and Other Mortgage Related Securities 23.3 U.S. Government Agency - Mortgage Securities 22.4 U.S. Government Agency Obligations 0.6 Short-Term Investments and Net Other Assets (Liabilities) 10.7 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 26.9 US Treasury Bonds 16.1 Fannie Mae Mortgage pass-thru certificates 14.9 Freddie Mac Multiclass Mortgage participation certificates 14.6 Freddie Mac Gold Pool 9.3 Fannie Mae Guaranteed REMICS 5.4 Ginnie Mae II Pool 3.5 Ginnie Mae I Pool 1.4 Ginnie Mae REMIC pass-thru certificates 1.1 Freddie Mac Non Gold Pool 0.8 94.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractural management fee was reduced during the reporting period.

Material Fund Change Expenses [Text Block]	The fund's contractural management fee was reduced during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Total Bond K6 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Total Bond K6 Fund
Class Name	Fidelity® Total Bond K6 Fund
Trading Symbol	FTKFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Total Bond K6 Fund for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Total Bond K6 Fund	$ 31	0.30%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.30%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a strong advance for the 12 months ending August 31, 2024, helped by a late-period gain, as the bond market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, which are expected to start in September. The full 12-month period was marked by high volatility.
•Against this backdrop, allocations to "plus sectors" - including high-yield bonds, leveraged loans and emerging markets debt - notably contributed to the fund's outperformance of the Bloomberg U.S. Aggregate Index for the fiscal year.
•Among investment-grade securities, security selection and sector allocation also meaningfully contributed.
•In terms of sector allocation, investment choices and overweight positions in the asset-backed securities, mortgage-backed securities and commercial mortgage-backed securities segments each helped relative performance the past 12 months.
•As for security selection, fund holdings in the corporate segment made a notable contribution, led by picks among financials, particularly REITs and banks.
•In contrast, the fund's underweight in industrial bonds within the corporate sector detracted versus the Aggregate index the past 12 months.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 25, 2017 through August 31, 2024. Initial investment of $10,000. Fidelity® Total Bond K6 Fund $10,000 $10,135 $10,068 $11,046 $11,905 $12,206 $10,854 $10,882 Bloomberg U.S. Universal Bond Index $10,000 $10,157 $10,063 $11,077 $11,787 $11,891 $10,482 $10,441 Bloomberg U.S. Aggregate Bond Index $10,000 $10,154 $10,047 $11,070 $11,786 $11,776 $10,420 $10,296 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Fidelity® Total Bond K6 Fund 8.25% 1.29% 2.28% Bloomberg U.S. Universal Bond Index 7.92% 0.34% 1.65% Bloomberg U.S. Aggregate Bond Index 7.30% -0.04% 1.38% A From May 25, 2017 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	May 25, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 5,566,487,263
Holdings Count | shares	4,171
Advisory Fees Paid, Amount	$ 11,115,971
Investment Company Portfolio Turnover	306.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2024)
KEY FACTS
Fund Size	$5,566,487,263
Number of Holdings	4,171
Total Advisory Fee	$11,115,971
Portfolio Turnover	306%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 57.5 AAA 7.5 AA 0.5 A 7.1 BBB 15.1 BB 4.2 B 5.1 CCC,CC,C 0.9 D 0.0 Not Rated 3.9 Equities 0.6 QUALITY DIVERSIFICATION (% of Fund's net assets) Short-Term Investments and Net Other Assets (Liabilities) - (2.4)% We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Treasury Obligations 37.4 Corporate Bonds 25.5 U.S. Government Agency - Mortgage Securities 20.1 Asset-Backed Securities 6.9 CMOs and Other Mortgage Related Securities 6.2 Bank Loan Obligations 4.1 Foreign Government and Government Agency Obligations 1.2 Fixed-Income Funds 0.4 Preferred Securities 0.3 Common Stocks 0.1 Alternative Funds 0.1 Purchased Swaptions 0.1 Other Investments 0.0 ASSET ALLOCATION (% of Fund's net assets) Short-Term Investments and Net Other Assets (Liabilities) - (2.4)% United States 88.2 Grand Cayman (UK Overseas Ter) 3.1 United Kingdom 1.6 Mexico 1.0 Germany 0.9 Bailiwick Of Jersey 0.8 Ireland 0.7 Switzerland 0.6 Canada 0.5 Others 2.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 28.4 US Treasury Bonds 9.0 Uniform Mortgage Backed Securities 6.1 Ginnie Mae II Pool 5.7 Fannie Mae Mortgage pass-thru certificates 5.4 Freddie Mac Gold Pool 2.6 JPMorgan Chase & Co 1.1 Bank of America Corp 0.9 Petroleos Mexicanos 0.9 Charter Communications Operating LLC / Charter Communications Operating Capital 0.8 60.9
Fidelity Series Government Bond Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Series Government Bond Index Fund
Class Name	Fidelity® Series Government Bond Index Fund
Trading Symbol	FHNFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Series Government Bond Index Fund for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Government Bond Index Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a strong advance for the 12 months ending August 31, 2024, helped by late-period gains as the bond market priced in anticipated interest-rate reductions by the U.S. Federal Reserve, which are expected to start in September. The full 12-month period was marked by high levels of volatility.
•Given the large number of securities in the index (roughly 690) and the significant costs associated with full replication of the index, we construct the portfolio using optimization. This approach minimizes the differences between risk exposures of the fund relative to the index.
•Exposures include duration, key rate durations, credit quality, sector and issuer allocation, and other factors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 17, 2018 through August 31, 2024. Initial investment of $10,000. Fidelity® Series Government Bond Index Fund $10,000 $10,010 $11,052 $11,781 $11,563 $10,330 $10,128 Bloomberg U.S. Government Bond Index $10,000 $10,019 $11,052 $11,816 $11,578 $10,340 $10,133 Bloomberg U.S. Aggregate Bond Index $10,000 $10,014 $11,033 $11,747 $11,737 $10,386 $10,262 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Fidelity® Series Government Bond Index Fund 6.11% -0.56% 1.20% Bloomberg U.S. Government Bond Index 6.03% -0.56% 1.19% Bloomberg U.S. Aggregate Bond Index 7.30% -0.04% 1.61% A From August 17, 2018 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Aug. 17, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 939,274,989
Holdings Count | shares	243
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2024)
KEY FACTS
Fund Size	$939,274,989
Number of Holdings	243
Total Advisory Fee	$0
Portfolio Turnover	23%

Holdings [Text Block]	COUPON DISTRIBUTION (% of Fund's net assets) 0.01 - 0.99% 24.0 1 - 1.99% 22.5 2 - 2.99% 18.6 3 - 3.99% 14.4 4 - 4.99% 15.6 5 - 5.99% 2.5 6 - 6.99% 1.1 7 - 7.99% 0.1 U.S. Treasury Obligations 96.7 U.S. Government Agency Obligations 2.1 Short-Term Investments and Net Other Assets (Liabilities) 1.2 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 74.0 US Treasury Bonds 22.7 Fannie Mae 0.6 Federal Home Loan Bank 0.4 Freddie Mac Non Gold Pool 0.4 Federal Farm Credit Banks Funding Corp 0.4 Tennessee Valley Authority Generic Strip 0.3 98.8
Fidelity Advisor Government Income Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Government Income Fund
Class Name	Fidelity Advisor® Government Income Fund Class A
Trading Symbol	FVIAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Government Income Fund for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 81	0.79%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a strong advance for the 12 months ending August 31, 2024, helped by a late-period gain, as the bond market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, which are expected to start in September. The full 12-month period was marked by high volatility.
•Against this backdrop, the fund's positioning in mortgage-backed securities contributed to the fund's performance versus the Bloomberg 75% US Government/25% US Mortgage-Backed Securities Blended Index for the fiscal year.
•Specifically, an overweight in GNMAs with coupons 2% and lower, and in those with coupons 5.5% and higher, helped relative performance the past 12 months.
•Larger-than-index exposure to lower-coupon 15- and 20-year Fannie Mae/Freddie Mac mortgage securities also contributed.
•An overweight in short-duration government agency commercial mortgage-backed securities also lifted
•In contrast, exposure to cash flows based on the Secured Overnight Financing Rate detracted versus the index the past 12 months. An underweight in agency debentures also hurt.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE August 31, 2014 through August 31, 2024. Initial investment of $10,000 and the current sales charge was paid. Class A $9,600 $9,760 $10,143 $10,069 $9,878 $10,774 $11,376 $11,168 $9,927 $9,642 $10,232 Bloomberg 75% U.S. Government/25% U.S. Mortgage-Backed Securities Blended Index $10,000 $10,237 $10,723 $10,676 $10,542 $11,543 $12,274 $12,083 $10,820 $10,602 $11,280 Bloomberg U.S. Government Bond Index $10,000 $10,227 $10,739 $10,649 $10,489 $11,570 $12,371 $12,121 $10,825 $10,608 $11,248 Bloomberg U.S. Aggregate Bond Index $10,000 $10,156 $10,761 $10,814 $10,701 $11,789 $12,553 $12,542 $11,098 $10,965 $11,765 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class A (incl. 4.00% sales charge) 1.87% -1.83% 0.23% Class A (without 4.00% sales charge) 6.11% -1.03% 0.64% Bloomberg 75% U.S. Government/25% U.S. Mortgage-Backed Securities Blended Index 6.40% -0.46% 1.21% Bloomberg U.S. Government Bond Index 6.03% -0.56% 1.18% Bloomberg U.S. Aggregate Bond Index 7.30% -0.04% 1.64% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,324,957,949
Holdings Count | shares	2,073
Advisory Fees Paid, Amount	$ 8,233,532
Investment Company Portfolio Turnover	393.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2024)
KEY FACTS
Fund Size	$2,324,957,949
Number of Holdings	2,073
Total Advisory Fee	$8,233,532
Portfolio Turnover	393%

Holdings [Text Block]	COUPON DISTRIBUTION (% of Fund's net assets) Zero coupon bonds 0.0 0.01 - 0.99% 0.0 1 - 1.99% 7.0 2 - 2.99% 32.8 3 - 3.99% 22.8 4 - 4.99% 18.6 5 - 5.99% 4.9 6 - 6.99% 3.2 7 - 7.99% 0.0 8 - 8.99% 0.0 U.S. Treasury Obligations 43.0 CMOs and Other Mortgage Related Securities 23.3 U.S. Government Agency - Mortgage Securities 22.4 U.S. Government Agency Obligations 0.6 Short-Term Investments and Net Other Assets (Liabilities) 10.7 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 26.9 US Treasury Bonds 16.1 Fannie Mae Mortgage pass-thru certificates 14.9 Freddie Mac Multiclass Mortgage participation certificates 14.6 Freddie Mac Gold Pool 9.3 Fannie Mae Guaranteed REMICS 5.4 Ginnie Mae II Pool 3.5 Ginnie Mae I Pool 1.4 Ginnie Mae REMIC pass-thru certificates 1.1 Freddie Mac Non Gold Pool 0.8 94.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractural management fee was reduced during the reporting period.

Material Fund Change Expenses [Text Block]	The fund's contractural management fee was reduced during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Environmental Bond Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Environmental Bond Fund
Class Name	Fidelity® Environmental Bond Fund
Trading Symbol	FFEBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Environmental Bond Fund for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Environmental Bond Fund	$ 47	0.45%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a strong advance for the 12 months ending August 31, 2024, helped by a late-period gain as the bond market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, which are expected to start in September. The full 12-month period was marked by high levels of volatility.
•Against this backdrop, sector allocation and security selection notably contributed to the fund's outperformance of the Bloomberg U.S. Aggregate Index for the fiscal year.
•In terms of sector allocation, investment choices and an overweight position in asset-backed securities, and underweights in U.S. Treasurys and mortgage securities, each helped relative performance the past 12 months.
•As for security selection, fund holdings in the corporate segment made a notable contribution, led by picks among financials, particularly REITs and banks.
•In contrast, the fund's underweight in energy bonds and consumer non-cyclicals within the corporate sector detracted versus the Aggregate index the past 12 months.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 15, 2021 through August 31, 2024. Initial investment of $10,000. Fidelity® Environmental Bond Fund $10,000 $10,116 $8,841 $8,748 Bloomberg MSCI Global Green USD Bond Index (Hedged USD) $10,000 $10,120 $8,921 $8,966 Bloomberg U.S. Aggregate Bond Index $10,000 $10,126 $8,960 $8,853 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Fidelity® Environmental Bond Fund 7.57% -1.87% Bloomberg MSCI Global Green USD Bond Index (Hedged USD) 8.09% -0.97% Bloomberg U.S. Aggregate Bond Index 7.30% -1.59% A From June 15, 2021 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Jun. 15, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 37,501,935
Holdings Count | shares	199
Advisory Fees Paid, Amount	$ 120,006
Investment Company Portfolio Turnover	97.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2024)
KEY FACTS
Fund Size	$37,501,935
Number of Holdings	199
Total Advisory Fee	$120,006
Portfolio Turnover	97%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 48.6 AAA 0.9 AA 3.1 A 15.6 BBB 23.5 BB 3.6 Not Rated 4.6 Short-Term Investments and Net Other Assets (Liabilities) 0.1 QUALITY DIVERSIFICATION (% of Fund's net assets) We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 44.0 U.S. Treasury Obligations 27.0 U.S. Government Agency - Mortgage Securities 21.2 Asset-Backed Securities 3.2 CMOs and Other Mortgage Related Securities 2.4 Foreign Government and Government Agency Obligations 1.1 Preferred Securities 0.6 U.S. Government Agency Obligations 0.4 Short-Term Investments and Net Other Assets (Liabilities) 0.1 ASSET ALLOCATION (% of Fund's net assets) United States 82.6 Germany 2.9 United Kingdom 2.2 Netherlands 1.9 Italy 1.4 Japan 1.4 France 1.3 Ireland 1.2 Luxembourg 1.1 Others 4.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 17.0 US Treasury Bonds 10.0 Fannie Mae Mortgage pass-thru certificates 9.8 Freddie Mac Gold Pool 8.9 Freddie Mac Multiclass Mortgage participation certificates 2.1 Uniform Mortgage Backed Securities 2.1 Bank of America Corp 1.7 Verizon Communications Inc 1.6 BNP Paribas SA 1.3 PNC Financial Services Group Inc/The 1.2 55.7
Fidelity Advisor Total Bond Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Total Bond Fund
Class Name	Fidelity Advisor® Total Bond Fund Class Z
Trading Symbol	FBKWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Total Bond Fund for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 38	0.36%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.36%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a strong advance for the 12 months ending August 31, 2024, helped by a late-period gain as the bond market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, which are expected to start in September. The full 12-month period was marked by high levels of volatility.
•Against this backdrop, allocations to "plus sectors" - including high-yield bonds, leveraged loans and emerging markets debt - notably contributed to the fund's outperformance of the Bloomberg U.S. Aggregate Index for the fiscal year.
•Among investment-grade securities, security selection and sector allocation also meaningfully contributed.
•In terms of sector allocation, investment choices and overweight positions in the asset-backed securities, mortgage-backed securities and commercial mortgage-backed securities segments each helped relative performance the past 12 months.
•As for security selection, fund holdings in the corporate segment made a notable contribution, led by picks among financials, particularly REITs and banks.
•In contrast, the fund's underweight in industrial bonds within the corporate sector detracted versus the Aggregate index the past 12 months.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE December 22, 2014 through August 31, 2024. Initial investment of $10,000. Class Z $10,000 $10,059 $10,777 $11,010 $10,948 $12,017 $12,945 $13,267 $11,771 $11,824 $12,830 Bloomberg U.S. Universal Bond Index $10,000 $10,069 $10,724 $10,868 $10,767 $11,852 $12,612 $12,724 $11,215 $11,171 $12,056 Bloomberg U.S. Aggregate Bond Index $10,000 $10,054 $10,654 $10,706 $10,594 $11,672 $12,427 $12,417 $10,987 $10,856 $11,648 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class Z 8.51% 1.32% 2.60% Bloomberg U.S. Universal Bond Index 7.92% 0.34% 1.95% Bloomberg U.S. Aggregate Bond Index 7.30% -0.04% 1.59% A From December 22, 2014 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Dec. 22, 2014
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 39,553,262,535
Holdings Count | shares	6,935
Advisory Fees Paid, Amount	$ 100,486,629
Investment Company Portfolio Turnover	206.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2024)
KEY FACTS
Fund Size	$39,553,262,535
Number of Holdings	6,935
Total Advisory Fee	$100,486,629
Portfolio Turnover	206%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 54.7 AAA 8.8 AA 1.1 A 7.7 BBB 16.3 BB 4.6 B 5.6 CCC,CC,C 0.8 D 0.0 Not Rated 3.9 Equities 0.1 QUALITY DIVERSIFICATION (% of Fund's net assets) Short-Term Investments and Net Other Assets (Liabilities) - (3.6)% We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Treasury Obligations 34.8 Corporate Bonds 27.7 U.S. Government Agency - Mortgage Securities 19.9 Asset-Backed Securities 7.4 CMOs and Other Mortgage Related Securities 6.8 Bank Loan Obligations 5.0 Foreign Government and Government Agency Obligations 1.2 Preferred Securities 0.4 Common Stocks 0.1 Other Investments 0.1 Purchased Swaptions 0.1 Supranational Obligations 0.1 Preferred Stocks 0.0 ASSET ALLOCATION (% of Fund's net assets) Short-Term Investments and Net Other Assets (Liabilities) - (3.6)% United States 86.3 Grand Cayman (UK Overseas Ter) 4.2 United Kingdom 1.5 Mexico 1.3 Germany 1.1 Ireland 0.8 Switzerland 0.7 Canada 0.6 France 0.3 Others 3.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 25.4 US Treasury Bonds 9.4 Fannie Mae Mortgage pass-thru certificates 6.6 Ginnie Mae II Pool 5.2 Uniform Mortgage Backed Securities 3.9 Freddie Mac Gold Pool 3.6 JPMorgan Chase & Co 1.2 Petroleos Mexicanos 1.1 Freddie Mac Multiclass Mortgage participation certificates 1.0 Bank of America Corp 0.9 58.3
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual management fee was reduced during the reporting period.

Material Fund Change Expenses [Text Block]	The fund's contractual management fee was reduced during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Total Bond Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Total Bond Fund
Class Name	Fidelity Advisor® Total Bond Fund Class I
Trading Symbol	FEPIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Total Bond Fund for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 52	0.50%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a strong advance for the 12 months ending August 31, 2024, helped by a late-period gain as the bond market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, which are expected to start in September. The full 12-month period was marked by high levels of volatility.
•Against this backdrop, allocations to "plus sectors" - including high-yield bonds, leveraged loans and emerging markets debt - notably contributed to the fund's outperformance of the Bloomberg U.S. Aggregate Index for the fiscal year.
•Among investment-grade securities, security selection and sector allocation also meaningfully contributed.
•In terms of sector allocation, investment choices and overweight positions in the asset-backed securities, mortgage-backed securities and commercial mortgage-backed securities segments each helped relative performance the past 12 months.
•As for security selection, fund holdings in the corporate segment made a notable contribution, led by picks among financials, particularly REITs and banks.
•In contrast, the fund's underweight in industrial bonds within the corporate sector detracted versus the Aggregate index the past 12 months.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE August 31, 2014 through August 31, 2024. Initial investment of $10,000. Class I $10,000 $10,073 $10,778 $10,996 $10,919 $11,968 $12,875 $13,176 $11,675 $11,711 $12,690 Bloomberg U.S. Universal Bond Index $10,000 $10,113 $10,770 $10,915 $10,814 $11,903 $12,666 $12,778 $11,264 $11,219 $12,108 Bloomberg U.S. Aggregate Bond Index $10,000 $10,156 $10,761 $10,814 $10,701 $11,789 $12,553 $12,542 $11,098 $10,965 $11,765 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class I 8.36% 1.18% 2.41% Bloomberg U.S. Universal Bond Index 7.92% 0.34% 1.93% Bloomberg U.S. Aggregate Bond Index 7.30% -0.04% 1.64% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 39,553,262,535
Holdings Count | shares	6,935
Advisory Fees Paid, Amount	$ 100,486,629
Investment Company Portfolio Turnover	206.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2024)
KEY FACTS
Fund Size	$39,553,262,535
Number of Holdings	6,935
Total Advisory Fee	$100,486,629
Portfolio Turnover	206%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 54.7 AAA 8.8 AA 1.1 A 7.7 BBB 16.3 BB 4.6 B 5.6 CCC,CC,C 0.8 D 0.0 Not Rated 3.9 Equities 0.1 QUALITY DIVERSIFICATION (% of Fund's net assets) Short-Term Investments and Net Other Assets (Liabilities) - (3.6)% We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Treasury Obligations 34.8 Corporate Bonds 27.7 U.S. Government Agency - Mortgage Securities 19.9 Asset-Backed Securities 7.4 CMOs and Other Mortgage Related Securities 6.8 Bank Loan Obligations 5.0 Foreign Government and Government Agency Obligations 1.2 Preferred Securities 0.4 Common Stocks 0.1 Other Investments 0.1 Purchased Swaptions 0.1 Supranational Obligations 0.1 Preferred Stocks 0.0 ASSET ALLOCATION (% of Fund's net assets) Short-Term Investments and Net Other Assets (Liabilities) - (3.6)% United States 86.3 Grand Cayman (UK Overseas Ter) 4.2 United Kingdom 1.5 Mexico 1.3 Germany 1.1 Ireland 0.8 Switzerland 0.7 Canada 0.6 France 0.3 Others 3.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 25.4 US Treasury Bonds 9.4 Fannie Mae Mortgage pass-thru certificates 6.6 Ginnie Mae II Pool 5.2 Uniform Mortgage Backed Securities 3.9 Freddie Mac Gold Pool 3.6 JPMorgan Chase & Co 1.2 Petroleos Mexicanos 1.1 Freddie Mac Multiclass Mortgage participation certificates 1.0 Bank of America Corp 0.9 58.3
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual management fee was reduced during the reporting period.

Material Fund Change Expenses [Text Block]	The fund's contractual management fee was reduced during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec